Long-term debt, Convertible Bonds (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	May 31, 2018	Dec. 31, 2020	May 30, 2018
Debt Instrument [Line Items]
Conversion price (in dollars per share)		$ 32.7743
Convertible Bonds
Debt Instrument [Line Items]
Proceeds from convertible debt	$ 350.0
Conversion price (in dollars per share)		$ 32.7743	$ 33.4815
Conversion of bonds into shares (in shares)	10,453,612
Debt instrument, interest rate			3.875%